INCOME TAXES - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Balance at the beginning of the year	$ 9,681
Additions for tax positions taken during prior years	181
Additions for tax positions taken during the current year		$ 9,681
Balance at the end of the year	$ 9,862	$ 9,681